Balance Sheets - USD ($)	Dec. 31, 2019		Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 12,155		$ 63,550
Restricted cash	5,275		9,343
Other current assets	8,799		32,990
Total current assets	26,229		105,883
Non-current assets:
Investment in affiliated company accounted for under equity method, net		[1]
Property and equipment, net	64,672		93,242
Total non-current assets	64,672		93,242
Total assets	90,901		199,125
Current liabilities:
Loans, net	112,635		27,000
Accounts payable	414,460		163,174
Other current liabilities	799,625		211,435
Loans from shareholders			611,925
Liability for minimum royalties	235,000		185,000
Total current liabilities	1,561,720		1,198,534
Non-current liabilities:
Convertible bridge loans, net	3,427,207
Loans from shareholders	310,477
Liability for minimum royalties	188,000		188,000
Derivative warrants liability, net	752,309		28,525
Other current liabilities	100,000
Total non-current liabilities	4,777,993		216,525
Commitments and contingent liabilities
Shareholders' deficit:
Ordinary Shares of NIS 0.01 par value each: Authorized: 1,000,000,000 shares at December 31, 2019 and 2018; Issued and outstanding: 103,573,795 shares and 72,399,932 shares at December 31, 2019 and 2018, respectively	279,747		190,679
Additional paid-in capital	10,979,309		4,286,740
Accumulated deficit	(17,507,868)		(5,693,353)
Total shareholders' deficit	(6,248,812)		(1,215,934)
Total liabilities and shareholders' deficit	$ 90,901		$ 199,125

[1]	Representing an amount less than $1,000.